Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Period Of Amortization Of Financing Costs	6 years
Amortization of Financing Costs	$ 1,300,671	$ 343,272	$ 343,272